Access One Trust :: Access VP High Yield Fund :: Schedule of Portfolio Investments :: March 31, 2019 (unaudited)

	Principal Amount	Value

U.S.Treasury Obligation (53.2%)

U.S. Treasury Notes, 2.125%, 3/31/24	$21,300,000	$21,195,996
TOTAL U.S.TREASURY OBLIGATION (Cost $21,222,621)		21,195,996

Repurchase Agreements (94.6%)

HSBC Securities (USA), Inc., 2.25%, 4/1/19, dated 3/29/19, with a repurchase price of $6,923,298 (Collateralized by $12,540,000 U.S. Treasury STRIPS, 2.737%*, 5/15/40, total value $7,060,499)	6,922,000	6,922,000
NatWest Markets Securities, Inc., 2.45%, 4/1/19, dated 3/29/19, with a repurchase price of $16,615,392 (Collateralized by $16,221,100 U.S. Treasury Notes, 2.875%, 8/15/28, total value $16,944,269)	16,612,000	16,612,000
RBC Capital Markets, LLC, 2.28%, 4/1/19, dated 3/29/19, with a repurchase price of $11,077,100 (Collateralized by $10,557,900 U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, 4/15/20, total value $11,296,503)	11,075,000	11,075,000
Societe’ Generale, 2.35%, 4/1/19, dated 3/29/19, with a repurchase price of $2,768,542 (Collateralized by $2,637,000 U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, 4/15/20, total value $2,283,410)	2,768,000	2,768,000
UMB Financial Corp., 2.35%, 4/1/19, dated 3/29/19, with a repurchase price of $302,059 (Collateralized by $310,200 U.S. Treasury Notes, 1.125%, 12/31/19, total value $308,133)	302,000	302,000
TOTAL REPURCHASE AGREEMENTS (Cost $37,679,000)		37,679,000

TOTAL INVESTMENT SECURITIES (Cost $58,901,621) - 147.8%		58,874,996
Net other assets (liabilities) - (47.8)%		(19,029,616)

NET ASSETS - 100.0%		$39,845,380

STRIPS	Separate Trading of Registered Interest and Principal of Securities.

*                                         Represents the effective yield or interest rate in effect at March 31, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
5-Year U.S. Treasury Note Future Contracts	29	7/1/19	$3,360,828	$8,494

Centrally Cleared Swap Agreements

Credit Default Swap Agreements - Sell Protection(a)

Underlying Instrument	Payment Frequency	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2019(b)	Notional Amount (c)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement; Series 32	Daily	5.00%	6/20/24	3.48%	$31,300,000	$2,096,526	$1,884,761	$211,765	$136,019

(a)              When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)             Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative.  The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)              The notional amount represents the maximum potential amount the Fund could be required pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.